PROPERTY, PLANT AND EQUIPMENT (Details 8) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement [Line Items]
Expenses from payments of variable leases	$ 182,943
Expenses from low value leases	6,787
Expenses from short-term leases	32,083
Total	$ 221,813